OTHER FINANCIAL INFORMATION (Details 4) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued compensation and benefits:
Current maturities of capital lease obligations		$ 802
Total accrued expenses	$ 39,253	36,650	$ 26,152
Other Accrued Liabilities [Member]
Accrued compensation and benefits:
Bonuses and commissions		11,015	6,754
Salaries and benefits		7,289	5,568
Accrued sales and other taxes		8,411	4,845
Accrued professional fees		7,184	5,935
Current maturities of capital lease obligations		802	531
Income taxes payable		433	492
Other accrued expenses		1,516	2,027
Total accrued expenses		$ 36,650	$ 26,152